DEFERRED AND CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2022
DEFERRED AND CONTINGENT CONSIDERATION
Schedule of deferred and contingent consideration

Balance as at January 1, 2021	11,521
Deferred consideration payable upon business combination (Note 5)	62
Cash paid on settlement of deferred and contingent consideration	(11,583)
Balance as at December 31, 2021	—

Deferred consideration payable upon business combination (Note 6)	4,003
Accretion expense	316
Gain on remeasurement of deferred consideration	(804)
Effect of movement in exchange rates	(218)
Balance as at December 31, 2022	3,297